ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Summary of Preliminary Purchase Price Allocation
The table below outlines the allocation of the purchase price for the acquired identifiable assets and liabilities of Roto Sports resulting in goodwill:

Purchase price consideration:
Cash paid	14,700
Common shares issued, at fair value	4,600
Deferred consideration, at fair value	7,250
Total acquisition consideration	26,550
Assets acquired:
Cash and cash equivalents	1,999
Accounts receivable	760
Prepaid expenses and other current assets	292
Performance marketing, domain names and related websites	2,300
Fantasy sports, domain names and related websites	8,100
Customer base	3,200
Content asset	5,400
Right of use asset	617
Other assets	7
Total assets acquired	22,675
Liabilities assumed:
Accounts payable	(16)
Deferred income	(1,120)
Lease liability	(617)
Deferred tax	(4,008)
Other current liabilities	(1,140)
Total liabilities assumed	(6,901)
Total net assets	15,774
Goodwill	10,776
Total acquisition consideration	26,550
The table below outlines the allocation of the purchase price for acquired identifiable assets and liabilities for BonusFinder. Since fair values of assets and liabilities identified were equal to the acquisition consideration agreed, no goodwill was recognised in BonusFinders acquisition as disclosed below :

Purchase price consideration:
Cash paid	11,168
Cash payable	4,279
Common shares issued, at fair value	2,792
Contingent consideration, at fair value	20,437
Total acquisition consideration	38,676
Assets acquired:
Cash and cash equivalents	4,574
Accounts receivable and other current assets	1,284
Performance marketing, domain names and related websites	32,051
Customer base	938
Content asset	352
Software	134
Right of use asset	126
Other non-current assets	37
Total assets acquired	39,496
Liabilities assumed:
Accounts payable	(234)
Corporate tax payable	(460)
Lease liability	(126)
Total liabilities assumed	(820)
Total net assets	38,676
Goodwill	—
Total acquisition consideration	38,676

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities	Reasonably possible changes at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects on the fair value of contingent consideration:

	Profit or loss
Contingent consideration	Increase	Decrease
December 31, 2022
Expected cash flows (10% movement)	(2,099)	2,099
Discount rate (10% movement)	—	—
Volatility (10% movement)	100	(100)